Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 384,143	$ 329,641	$ 3,386
Restricted cash		657	150	150
Accounts receivable, net		7,086	10,559	1,159
Inventory, net		12,390	3,574	2,240
Prepaid expenses and other current assets		1,502	1,396	146
Total current assets		405,778	345,320	7,081
Property and equipment, net		2,364	579	840
Intangible assets, net		1,985	593	809
Right-of-use asset		4,475
Goodwill		9,271	489	489
Other assets		75	32	30
Total assets		423,948	347,013	9,249
Current liabilities:
Current portion of long-term debt		93	110	1,435
Subordinated convertible promissory notes				9,102
Convertible debt derivative liability				1,349
Accounts payable		4,565	4,372	549
Lease liability, current		845
Accrued expenses and other current liabilities		10,919	4,601	3,054
Total current liabilities		16,422	9,083	15,489
Long-term debt, net of current portion		559	98	1,849
Deferred revenue		519	305	133
Lease liability, non-current		3,541
Contingent consideration			924	1,101
Deferred obligation - World Energy, non-current		1,361
New market tax credit obligation	[1]	4,352	4,412	4,377
Warrant liabilities		20,812	143,295
Total liabilities		47,566	158,117	22,949
Commitments and contingencies (Note 12)
Stockholders’ equity (deficit)
Common stock value		14	13	8
Additional paid-in capital		453,124	317,084	53,887
Accumulated deficit		(76,756)	(128,201)	(67,595)
Total stockholders’ equity		376,382	188,896	(13,700)
Total liabilities and stockholders’ equity		$ 423,948	$ 347,013	$ 9,249

[1]	Held by variable interest entity